SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash, FDIC insured amount	$ 250,000
Public Warrant [Member]
Antidilutive securities excluded from computation of earnings per share, amount	7,468,125
Public Right [Member]
Antidilutive securities excluded from computation of earnings per share, amount		1,493,625